Income Taxes - Significant components of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	$ (52,330)	$ 147,091
Deferred tax assets	956,376	1,006,012
Deferred tax liabilities	0	0
Net deferred tax asset	956,376	1,006,012	$ 848,704
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	74,039	119,132
Net deferred tax assets	319,185	245,206
Provision for reclamation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	2,325	(36,622)
Net deferred tax assets	193,514	191,189
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(2,163)	1,137
Net deferred tax assets	0	2,163
Net deferred tax liabilities	301	0
Foreign exploration and development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(14)	(14)
Net deferred tax assets	5,267	5,281
Income tax losses (gains) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(108,839)	39,289
Net deferred tax assets	390,341	499,180
Defined benefit plan actuarial losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax assets	7,947	5,646
Long-term investments and other, deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(17,377)	24,169
Net deferred tax assets	40,423	57,347
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(52,029)	147,091
Net deferred tax assets	956,677	1,006,012
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	301	0
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	301	0
Net deferred tax liabilities	$ 301	$ 0